Goodwill (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2020 CLP ($)
Intangible assets and goodwill [Line Items]
Description of justification for using growth rate that exceeds long-term average growth rate	Although the Company expects a higher volume and price growth in the medium and long term, a nominal growth of 3% has been assumed for the perpetuity in Chilean units, which is a conservative assumption considering the historical capacity and nature of the business where the company operates. In the case of Uruguay a perpetuity rate of 2.2% is used, consistent with the expected long-term growth for this country. For Bolivia a perpetuity rate of 4.0% equivalent to long-term inflation of the country plus a percentage of the potencial long-term GDP are used. In the case of Paraguay and Argentina a perpetuity rate of 3.0% and 2.5% are used respectively, which are composed by the average inflation rate of the United States of America mentioned above, plus a percentage of the potential long-term GDP in each country.
Recoverable amount of asset or cash-generating unit	$ 21,864,295
Impairment loss recognised in profit or loss, goodwill	$ (3,401,430)